Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible Assets
Intangible assets

15	Intangible assets

(a)	Statement of financial position details

	December 31, 2024			December 31, 2023
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	-	-	-	747,925	(241,808)	506,117
Concession agreements – economic value	-	-	-	1,686,384	(1,048,624)	637,760
Concession agreements – new contracts	148,000	(5,344)	142,656	148,000	(411)	147,589
Concession agreements – others	112,456	(52,964)	59,492	-	-	-
Program contracts	-	-	-	30,267,977	(9,583,480)	20,684,497
Program contracts – commitments	4,437,857	(588,098)	3,849,759	1,709,757	(497,731)	1,212,026
Services contracts – São Paulo	-	-	-	29,161,286	(8,967,701)	20,193,585
Concession agreement – URAE-1	62,042,186	(22,085,992)	39,956,194	-	-	-
Software license of use	1,570,845	(932,558)	638,287	1,300,504	(787,280)	513,224
Right of use - other assets	240,106	(115,370)	124,736	217,204	(99,144)	118,060
Total	68,551,450	(23,780,326)	44,771,124	65,239,037	(21,226,179)	44,012,858

(b)	Changes

	December 31, 2023	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	Transfers to Financial Assets	December 31, 2024
Intangible right arising from:
Concession agreements – equity value	506,117	-	13,216	(508,709)	(22)	(10,602)	-	-
Concession agreements – economic value	637,760	(181)	13,005	(576,439)	-	(74,145)	-	-
Concession agreements – new contracts	147,589	-	-	-	-	(4,933)	-	142,656
Concession agreements – others	-	-	4,090	57,445	-	(2,043)	-	59,492
Program contracts	20,684,497	-	1,392,259	(21,469,330)	(1,020)	(606,406)	-	-
Program contracts – commitments	1,212,026	2,728,100	-	-	-	(90,367)	-	3,849,759
Services contracts – São Paulo	20,193,585	-	801,993	(20,278,339)	(1,327)	(715,912)	-	-
Concession agreement – URAE-1	-	20,712	6,573,841	42,727,540	(4,449)	(911,134)	(8,450,316)	39,956,194
Software license of use	513,224	29,972	234,713	4,989	-	(144,611)	-	638,287
Right of use – other assets	118,060	84,048	-	-	(46)	(77,326)	-	124,736
Total	44,012,858	2,862,651	9,033,117	(42,843)	(6,864)	(2,637,479)	(8,450,316)	44,771,124

As of December 31, 2024, the URAE-1 concession agreement line included leases totaling R$ 338,740 (R$ 43,738 and R$ 330,941 as of December 31, 2023, recorded under concession agreements - equity value, and program contracts, respectively).

	December 31, 2022	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2023
Intangible right arising from:
Concession agreements – equity value (*)	499,326	22	27,774	(934)	(307)	(19,764)	506,117
Concession agreements – economic value	652,039	60	115,841	63	(119)	(130,124)	637,760
Concession agreements – new contracts	-	148,000	-	-	-	(411)	147,589
Program contracts (*)	18,337,459	159	3,337,155	93,417	(4,933)	(1,078,760)	20,684,497
Program contracts – commitments	1,264,992	-	-	-	-	(52,966)	1,212,026
Services contracts – São Paulo	17,870,451	430	3,717,006	(113,378)	(2,237)	(1,278,687)	20,193,585
Software license of use	595,404	1,397	49,533	(88)	-	(133,022)	513,224
Right of use – Other assets	75,052	108,405	-	-	(31)	(65,366)	118,060
Right of use – Investments	26,148	-	-	(26,148)	-	-	-
Total	39,320,871	258,473	7,247,309	(47,068)	(7,627)	(2,759,100)	44,012,858

(*)	As of December 31, 2023, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 374,679 - R$ 43,738 recognized as concession agreements – equity value and R$ 330,941 recognized as program contracts (R$ 222,572 as of December 31, 2022 – R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts).

	December 31, 2021	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2022
Intangible right arising from:
Concession agreements – equity value (*)	491,057	-	27,166	(144)	(115)	(18,638)	499,326
Concession agreements – economic value	681,441	13	48,428	33,576	(9)	(111,410)	652,039
Program contracts (*)	17,152,021	6,635	2,132,675	2,944	(2,800)	(954,016)	18,337,459
Program contracts – commitments	1,317,957	-	-	-	-	(52,965)	1,264,992
Services contracts – São Paulo	16,158,771	208	2,855,284	(41,133)	(6,063)	(1,096,616)	17,870,451
Software license of use	598,734	214	115,811	6	-	(119,361)	595,404
Right of use – Other assets	103,853	42,182	-	-	(67)	(70,916)	75,052
Right of use – Investments	-	26,148	-	-	-	-	26,148
Total	36,503,834	75,400	5,179,364	(4,751)	(9,054)	(2,423,922)	39,320,871

(*)	As of December 31, 2022, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 222,572 - R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts (R$ 245,681 as of December 31, 2021 – R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts).

(c)	Intangible arising from concession agreements

The Company operates concession agreements for water supply and sewage services mostly based on agreements that define rights and obligations regarding to the exploration of assets related to the provision of public services. The agreements provide for the return of the assets to the granting authority at the end of the concession period.

As of December 31, 2024, the Company operated in 375 municipalities in the São Paulo State, including the municipality of Olímpia (376 municipalities as of December 31, 2023). The agreement with URAE-1 includes 371 municipalities and is effective until 2060. The provision of services is remunerated in the form of tariffs and regulated by ARSESP.

Intangible rights arising from concession agreements include:

(i) Concession agreements – new contracts

These refer to contracts awarded through bidding processes following the New Legal Sanitation Framework. The assets are amortized over the contracted period or the useful life of the underlying assets, whichever is shorter.

(ii)	Concession agreements – others

Mianly refer to the assets of the agrément executed with the municipalities of Miguelópolis, Quintana e Nova Guataporanga, which did not join URAE-1.

(iii) Concession agreement – URAE-1

Concession Agreement 01/2024 (Agreement) between URAE-1 and the Company became effective on July 23, 2024. URAE-1 is composed of 371 municipalities.

The agreement regulates the operation of sanitation services and establishes:

•	The services the operator must provide and the municipalities where these services must be rendered;
•	The performance indicators for the provision of sanitation services regarding the quality of services rendered, coverage of services, and losses. To meet these obligations, continuous investments are made throughout the concession term. Therefore, the assets tied to the URAE-1 concession agreement may need to be replaced several times before the end of the concession;

•	At the end of the concession, infrastructure-related assets must revert to the granting authority, subject to compensation;
•	The price is regulated through a tariff mechanism established in the concession agreements, which also defines the tariff review modalities, which should be sufficient to cover costs, the amortization of investments, and return on the capital invested.

The Agreement was executed following the New Framework for Basic Sanitation, Law 14,026/2020, which amended points in Law 11,445/2007, imposing restrictions regarding the extension of program contracts, i.e. the granting authorities can no longer contract directly and must conduct bidding processes for the services.

Under this framework, a financial asset was recognized given that there is an unconditional contractual right to receive cash or another financial asset from the grantor for construction services (indemnity), which generally must be paid before services resume, according to the contract.

In this new structure, considering the expiration date of the Contract, i.e. October 19, 2060, investments where the asset’s useful life exceeds the term of the contract will be indemnified, duly restated by the IPCA/IBGE for reversible assets and values related to work in progress that have not yet been capitalized.

Accordingly, due to the transition of the 371 agreements into a single agreement with URAE-1, since July 2024, SABESP started to recognize the financial asset that is reclassified from Intangible assets, referring to the contractual rights to receive cash (indemnity) at the end of the contract, which corresponds to investments made and not recovered, as shown in Notes 15 and 16.

Furthermore, the Agreement also provides for variable transfers to the Municipal Fund for Environmental Sanitation and Infrastructure (FMSAI) as follows:

•	São Paulo: variable during the term of the agrément, as detailed below;
•	São José dos campos: 5%
•	Other 369 municipalities: 4%

Regarding the Municipality of São Paulo, we have the following characteristics:

(a) 7.5% of the Net Revenue between 2025 and 2040;

(b) 8% of the Net Revenue between 2041 and 2060;

(c) Of the amount mentioned in item (a), to align the implementation of municipal urban public policy with the Universalization schedule, 5.5% levied on the estimated Net Revenue for the period between 2025 and 2029 was paid by SABESP in a single installment of R$ 2,280,000 on August 22, 2024. The Municipality of São Paulo acknowledged that the amount paid represented SABESP’s settlement of its obligation regarding the early portion transferred to the Municipal Fund for Environmental Sanitation and Infrastructure (FMSAI), which will be amortized over the term of the agreement;

(d) Without prejudice to the early payment mentioned in item (c) above, to reach the total transfer percentage of 7.5% mentioned in item (a), 2.0% of Net Revenue between 2025 and 2029 will be paid by SABESP every quarter after the publication of its quarterly results;

(e) As of 2030, 7.5% of Net Revenue will be paid every quarter by SABESP until 2040, after the publication of its quarterly results; and

(f) As of 2041, 8.0% of Net Revenue will be paid every quarter by SABESP until 2060, after the publication of its quarterly results.

(vi) Services contracts - Municipality of São Paulo

Refers to the operations with the Municipality of São Paulo, with which the Company executed, along with the State, a contract to provide water supply and sewage services, on June 23, 2010, for 30 years, extendable for another 30 years. With the completion of the privatization process and the signing of the agreement with URAE-1, on July 23, 2024, the agreement with the Municipality of São Paulo is now included within URAE-1.

(d)	Public-Private Partnership - PPP

SABESP carries out operations related to the PPP. These operations and their respective guarantees are supported by agreements executed according to Law 11,079/2004.

São Lourenço Production System (PPP SPSL)

In August 2013, the Company and the special purpose entity Sistema Produtor São Lourenço S/A, formed by Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A, signed the Public-Private Partnership contracts of the São Lourenço Production System, valid for 25 years from the commencement of the works.

In May 2018, the control of SPE Sistema Produtor São Lourenço S/A was transferred to CGGC Construtora do Brasil Ltda, previously formed by Construções e Comércio Camargo Corrêa S/A and Construtora Andrade Gutierrez S/A.

The objective of the contract is: (i) the construction of a water production system, mainly consisting of a water pipeline connecting Ibiúna to Barueri, a water collection station in Ibiúna, a water treatment station in Vargem Grande Paulista and water reservoirs; and (ii) for the operation of the system to dewater, dry and provide final disposal of sludge, maintenance and works of the São Lourenço Production System project.

The works started in April 2014 and the São Lourenço Production System (SPSL) PPP started operating on July 10, 2018.

The amounts recorded in intangible assets are as follows:

	December 31, 2024	December 31, 2023
Alto Tietê	219,096	235,224
São Lourenço	2,386,192	2,556,002
Total	2,605,288	2,791,226

The obligations assumed by the Company as of December 31, 2024 and 2023 are shown in the table below:

	December 31, 2024			December 31, 2023
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities
Alto Tietê	-	-	-	52,762	-	52,762
São Lourenço	452,323	2,853,896	3,306,219	435,164	2,798,688	3,233,852
Total	452,323	2,853,896	3,306,219	487,926	2,798,688	3,286,614

(e)	Amortization of Intangible Assets

The average amortization rate totaled 2.8% as of December 31, 2023 (5.4% as of December 31, 2023 and 5.2% as of December 31, 2022). The average rate decreased after the signing of the new agreement with URAE-1, described in Note 15 (c) (iii) given that the new agreement is effective until October 19, 2060.

(f)	Leases and right of use

Nature	December 31, 2024	December 31, 2023

Leases - Concession Agreement – URAE-1
Cost	588,534	588,600
Accumulated amortization	(249,794)	(213,921)
(=) Net	338,740	374,679

Right of use - Other assets
Vehicles	216,431	205,593
Properties	22,098	11,566
Equipment	1,577	45
Accumulated amortization	(115,370)	(99,144)
(=) Net	124,736	118,060

Total – Leases and Right of use	463,476	492,739

The lease liability corresponds to total future fixed lease payments, adjusted to present value, considering an incremental rate on borrowings. For further information, see Note 18.

The table below shows the impact in the income statements:

Impact in the income statement
	December 31, 2024	December 31, 2023	December 31, 2022

Right-of-use amortization	(114,111)	(96,429)	(105,551)
Financial result – interest expense and inflation adjustment	(134,509)	(75,108)	(72,050)
Short-term and low-value lease expenses	(28,411)	(26,776)	(25,365)
Decrease of the income of the year	(277,031)	(198,313)	(202,966)

(g)	Performance Agreements

SABESP has performance agreements for the construction of assets, in which the contractor is paid for the delivery of results, not only for the execution of the construction works.

The performance agreements have three phases: (i) implementation of the scope - construction of the asset; (ii) calculation of the performance of the asset built; and (iii) payment of fixed installments.

SABESP monitors the performance of the agreement and recognizes the assets when future economic benefits are generated for the Company so that costs can be reliably measured. The performance value is part of the asset’s cost, as it has better performance and, consequently, generates additional future economic benefits for the Company.

The limit to be paid to the supplier corresponds to 120% of the base value of the agreement. In most agreements, when the minimum performance percentage is not reached, the amount to be paid to the supplier will be the cost of the materials used in the construction of the assets only.

The accounting balances of current agreements recorded in the contract asset and intangible assets are as follows:

	December 31, 2024	December 31, 2023
Contract asset	380,204	183,876
Intangible assets	1,933,347	2,191,361
Total	2,313,551	2,375,237

As of December 31, 2024 and December 31, 2023, the obligations assumed by the Company are as follows:

	December 31, 2024			December 31, 2023
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities
Total	287,109	137,441	424,550	634,501	168,298	802,799